Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	PicS N.V.
Entity Central Index Key	0001841644
Entity File Number	001-43083
Entity Incorporation, State or Country Code	P7
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Avenida Manuel Bandeira
Entity Address, Address Line Two	291 Block A, 2nd floor
Entity Address, City or Town	São Paulo — SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	05317-020
Entity Listings [Line Items]
Title of 12(b) Security	Class A common shares, each with a nominal value of EUR0.01
Trading Symbol	PICS
Security Exchange Name	NASDAQ
Class A Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	20,278,776
Class B Common Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	86,451,624
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Rodrigo Luís Rosa Couto
Contact Personnel Email Address	ir@picpay.com
Entity Address, Address Line One	Avenida Manuel Bandeira
Entity Address, Address Line Two	291 Block A, 2nd floor
Entity Address, City or Town	São Paulo — SP
Entity Address, Country	BR
Entity Address, Postal Zip Code	05317-020
Entity Phone Fax Numbers [Line Items]
City Area Code	+55 (11)
Local Phone Number	97723-1925